ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Management Commentary Explanatory [Line Items]
Financial assets	$ 62,599	$ 61,175
Other financial assets	29,466	26,899
Common Equity in Managed Investments	0	0
Corporation's Capital	375,286	355,965
Equity	155,583	141,891	$ 134,012
Non-controlling interest - preferred equity	230	230
Financial liabilities	273,112	266,821
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	13,618	11,390
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	110,982	98,138	88,215
Non-controlling interest - preferred equity	110,982	98,138
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	40,498	39,608	41,652
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,145	$ 4,145
Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	12,427	14,396
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	6,989	6,870
Common Equity in Managed Investments	50,985	49,391
Other Assets and Liabilities	(747)	(2,170)
Corporation's Capital	58,449	55,373
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	13,618	11,390
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	40,498	39,608
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	$ 1,222	$ 1,282